Summary of Significant Accounting Policies - Estimated Useful Lives by Type (Details)	12 Months Ended
Sep. 30, 2018
Buildings and improvements | Minimum
Property, Plant and Equipment
Useful life (in years)	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Useful life (in years)	40 years
Equipment, primarily cylinders and tanks | Minimum
Property, Plant and Equipment
Useful life (in years)	5 years
Equipment, primarily cylinders and tanks | Maximum
Property, Plant and Equipment
Useful life (in years)	30 years
Electricity generation facilities | Minimum
Property, Plant and Equipment
Useful life (in years)	25 years
Electricity generation facilities | Maximum
Property, Plant and Equipment
Useful life (in years)	40 years
Pipeline and related assets | Minimum
Property, Plant and Equipment
Useful life (in years)	25 years
Pipeline and related assets | Maximum
Property, Plant and Equipment
Useful life (in years)	40 years
Transportation equipment and office furniture and fixtures | Minimum
Property, Plant and Equipment
Useful life (in years)	3 years
Transportation equipment and office furniture and fixtures | Maximum
Property, Plant and Equipment
Useful life (in years)	10 years
Computer software | Minimum
Property, Plant and Equipment
Useful life (in years)	1 year
Computer software | Maximum
Property, Plant and Equipment
Useful life (in years)	10 years